Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 662,566,000	$ 573,228,000	$ 538,275,000
Tax free income [N]	(38,008,000)	(35,715,000)	(44,658,000)
Tax portion of income from at equity investments	(17,314,000)	(14,272,000)	(5,476,000)
Tax rate differentials	145,801,000	126,263,000	148,294,000
Non-deductible expenses	37,251,000	36,406,000	25,161,000
Taxes for prior year	(23,334,000)	19,969,000	(25,247,000)
Change in valuation allowance	6,600,000	(2,571,000)	6,284,000
Noncontrolling partnership interests [N]	116,818,000	109,470,000	81,594,000
Tax On Divestiture	0	14,953,000
Other	26,395,000	13,332,000	22,559,000
Income tax expense	$ 683,139,000	$ 622,123,000	$ 583,598,000
Effective tax rate	30.60672%	32.14654%	31.65868%